Consolidated Statements of Shareholders' (Deficit) Equity (USD $)	Members' Capital [Member]	Series A Preferred Stock [Member]	Common Stock [Member]	Stockholder Receivable [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Jun. 28, 2009
Balance, shares at Jun. 28, 2009
Members' units issued to founders	82,000,000
Members' units issued for cash	982,000						982,000
Members' units issued for cash, shares	19,640,000
Estimated fair value of members' units issued for conversion of accounts payable	160,000						160,000
Estimated fair value of members' units issued for conversion of accounts payable, shares	3,200,000
Net loss						(641,604)	(641,604)
Balance at Dec. 31, 2009	1,142,000					(641,604)	500,396
Balance, shares at Dec. 31, 2009	104,840,000
Members' units issued for cash	1,740,200						1,740,200
Members' units issued for cash, shares	17,452,000
Estimated fair value of members' units issued in acquisition	2,043,000						2,043,000
Estimated fair value of members' units issued in acquisition, shares	20,430,000
Estimated fair value of members' units issued for services	202,400						202,400
Estimated fair value of members' units issued for services, shares	2,024,000
Conversion of members' units to common stock	(5,127,600)		14,475		5,113,125
Conversion of members' units to common stock, shares	(144,746,000)		144,746,000
Common stock issued for cash			1,054		2,623,946		2,625,000
Common stock issued for cash, shares			10,542,000
Estimated fair value of common stock issued for services			87		87,283		87,370
Estimated fair value of common stock issued for services, shares			873,700
Estimated fair value of common stock issued for advisory board services			250		249,750		250,000
Estimated fair value of common stock issued for advisory board services, shares			2,500,000
Estimated fair value of common stock issued for donations			2		1,998		2,000
Estimated fair value of common stock issued for donations, shares			20,000
Net loss						(4,935,584)	(4,935,584)
Balance at Dec. 31, 2010			15,868		8,076,102	(5,577,188)	2,514,782
Balance, shares at Dec. 31, 2010			158,681,700
Estimated fair value of members' units issued for conversion of accounts payable
Estimated fair value of members' units issued in acquisition
Estimated fair value of members' units issued for services
Conversion of members' units to common stock
Common stock issued for cash			89		257,131		257,220
Common stock issued for cash, shares			888,070
Estimated fair value of common stock issued for services			18		55,002		55,020
Estimated fair value of common stock issued for services, shares			183,400
Common stock issued for exercise of warrant			700		69,300		70,000
Common stock issued for exercise of warrant, shares			7,000,000
Reclassification of derivative liability related to exercise of warrant					1,680,000		1,680,000
Estimated fair value of common stock issued for services - employees			151		452,774		452,925
Estimated fair value of common stock issued for services - employees, shares			1,509,750
Estimated relative fair value of warrant issued with note payable					95,082		95,082
Conversion of convertible notes payable and accrued interest into common stock
Reclassification of derivative liability to equity							(1,680,000)
Net loss						(4,992,592)	(4,992,592)
Balance at Dec. 31, 2011			16,826		10,685,391	(10,569,780)	132,437
Balance, shares at Dec. 31, 2011			168,262,920
Estimated fair value of members' units issued for conversion of accounts payable
Estimated fair value of members' units issued in acquisition
Estimated fair value of members' units issued for services
Conversion of members' units to common stock
Common stock issued for cash			6		19,044		19,050
Common stock issued for cash, shares			63,501
Estimated fair value of common stock issued for services			1,100		3,298,900		3,300,000
Estimated fair value of common stock issued for services, shares			11,000,000
Estimated fair value of common stock issued for advisory board services			200		599,800		600,000
Estimated fair value of common stock issued for advisory board services, shares			2,000,000
Common stock issued for exercise of warrant			1,000		99,000		100,000
Common stock issued for exercise of warrant, shares			10,000,000
Estimated relative fair value of warrant issued with note payable					837,264		837,264
Series A preferred stock issued for settlement of accrued expenses		330			989,670		990,000
Series A preferred stock issued for settlement of accrued expenses, shares		3,300,000
Series A preferred stock issued for services		170			509,830		510,000
Series A preferred stock issued for services, shares		1,700,000
Common stock issued for settlement of accrued expenses			358		1,073,642		1,074,000
Common stock issued for settlement of accrued expenses, shares			3,580,000
Common stock issued for extinguishment of debt			300		899,700		900,000
Common stock issued for extinguishment of debt, shares			3,000,000
Conversion of convertible notes payable and accrued interest into common stock			600		101,900		102,500
Conversion of convertible notes payable and accrued interest into common stock, shares			6,000,000
Reclassification of derivative liability to equity					280,000		(280,000)
Stockholder receivable				(765,000)			(765,000)
Net loss						(11,408,249)	(11,408,249)
Balance at Dec. 31, 2012		$ 500	$ 20,390	$ (765,000)	$ 19,394,141	$ (21,978,029)	$ (3,327,998)
Balance, shares at Dec. 31, 2012		5,000,000	203,906,421